Cash and Cash Equivalents, Restricted Cash Advances and Collateral - Additional Information (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017		Dec. 31, 2016
Restricted Cash Advances And Collateral [Line Items]
Cash and cash equivalents	$ 721,076	$ 510,323	[1]	$ 267,684
Subsidiary
Restricted Cash Advances And Collateral [Line Items]
Cash and cash equivalents	$ 40,100	$ 24,700

[1]	* Certain amounts were reclassified in the comparative period during the three months ended June 30, 2018. See note 2. See accompanying notes.